Cash and cash equivalents and restricted cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents and restricted cash
Schedule of reconciliation of cash and cash equivalents, and restricted cash

	June 30, 2026	December 31, 2025
Cash and cash equivalents	$31,975	$49,125
Restricted cash	305	667
Total cash and cash equivalents, and restricted cash shown on the statements of cash flows	$32,280	$49,792

	As of December 31
	2025	2024
Cash and cash equivalents	$49,125	$6,392
Restricted cash	667	169
Total cash and cash equivalents, and restricted cash shown on the statements of cash flows	$49,792	$6,561